Consolidated statement of changes in equity - RUB (₽) ₽ in Millions	Share capital	Additional paid-in capital	Share premium	Other reserves	Retained earnings	Translation reserve	Total	Non-controlling interests	Total
Beginning balance, equity at Dec. 31, 2017	₽ 1	₽ 1,876	₽ 12,068	₽ 1,462	₽ 5,715	₽ (2)	₽ 21,120	₽ 37	₽ 21,157
Beginning balance, shares outstanding at Dec. 31, 2017	60,932,654
Impact of adopting IFRS 9 at Dec. 31, 2017					(208)		(208)		(208)
Beginning balance adjusted for impact of IFRS 9 at Dec. 31, 2017	₽ 1	1,876	12,068	1,462	5,507	(2)	20,912	37	20,949
Profit for the period					3,584		3,584	42	3,626
Foreign currency translation						515	515	10	525
Total comprehensive income					3,584	515	4,099	52	4,151
Share-based payments				635			635		635
Exercise of options	518,859
Dividends to non-controlling interests								(29)	(29)
Ending balance, equity at Dec. 31, 2018	₽ 1	1,876	12,068	2,097	9,091	513	25,646	60	₽ 25,706
Ending balance, shares outstanding at Dec. 31, 2018	61,451,513								61,452,000
Profit for the period					4,832		4,832	55	₽ 4,887
Foreign currency translation						(224)	(224)	(5)	(229)
Debt instruments at FVOCI				15			15		15
Total comprehensive income				15	4,832	(224)	4,623	50	4,673
Share-based payments				464			464		₽ 464
Exercise of options	641,322								641,000
Dividends					(3,366)		(3,366)		₽ (3,366)
Dividends to non-controlling interests								(43)	(43)
Other								3	3
Ending balance, equity at Dec. 31, 2019	₽ 1	1,876	12,068	2,576	10,557	289	27,367	70	₽ 27,437
Ending balance, shares outstanding at Dec. 31, 2019	62,092,835								62,093,000
Profit for the period					8,842		8,842	96	₽ 8,938
Foreign currency translation						265	265	9	274
Debt instruments at FVOCI				(15)			(15)		(15)
Total comprehensive income				(15)	8,842	265	9,092	105	9,197
Share-based payments				43			43		₽ 43
Exercise of options	285,997								286,000
Dividends					(4,797)		(4,797)		₽ (4,797)
Dividends to non-controlling interests								(74)	(74)
Other				(29)			(29)	(5)	(34)
Ending balance, equity at Dec. 31, 2020	₽ 1	₽ 1,876	₽ 12,068	₽ 2,575	₽ 14,602	₽ 554	₽ 31,676	₽ 96	₽ 31,772
Ending balance, shares outstanding at Dec. 31, 2020	62,378,832								62,379,000